Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Financial Information for Investment

Below is a rollforward of the Company’s investment in RealD from January 2010 through December 31, 2012:

Balance as of January 1, 2010	$—
Fair value of options earned	18,909
Unrealized holding gain	9,084

Balance as of December 31, 2010	$27,993
Fair value of options earned	3,402
Exercise of options at $0.00667 per share	8
Unrealized holding loss	(21,694)

Balance as of December 31, 2011	$9,709
Unrealized holding gain	3,998

Balance as of December 31, 2012	$13,707

Digital Cinema Implementation Partners
Summary of Financial Information for Investment

Below is a summary of changes in the Company’s investment in DCIP for the three months ended March 31, 2013:

Investment in
DCIP
Balance as of January 1, 2013	$23,012
Equity in income	1,552

Balance as of March 31, 2013	$24,564

Below is summary financial information for DCIP for the year ended December 31, 2012 (financial information for the three months ended March 31, 2013 was not yet available).

Year Ended
December 31, 2012
Revenues	$166,017
Operating income	$102,663
Net income	$36,752

Below is a rollforward of our investment in DCIP from January 1, 2010 through December 31, 2012:

Balance as of January 1, 2010	$640
Cash contributions	2,813
Equipment contributions, at fair value	16,380
Distributions received	(1,068)
Equity in losses	(7,927)

Balance as of December 31, 2010	$10,838
Cash contributions	1,471
Equity in income	489

Balance as of December 31, 2011	$12,798
Cash contributions	1,325
Equity in income	8,889

Balance as of December 31, 2012	$23,012

Below is summary financial information for DCIP as of and for the years ended December 31, 2010 and 2011. (Financial information for the year ended December 31, 2012 is not yet available.)

	Year ended December31,
	2010	2011
Net operating revenue	$32,396	$113,424
Operating income	$12,817	$70,508
Net loss	$(24,461)	$(2,510)

	As of
	December 31, 2010	December 31, 2011
Total assets	$532,133	$1,087,782
Total liabilities	$468,191	$997,735

National CineMedia LLC
Summary of Financial Information for Investment

Below is a summary of activity with NCM included in the Company’s condensed consolidated financial statements:

	Investment in NCM	Deferred Revenue	Distributions from NCM	Equity in Earnings	Other Revenue	Cash Received
Balance as of January 1, 2013	$78,123	$(241,305)
Receipt of common units due to annual common unit adjustment	8,869	(8,869)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(1,817)	1,817
Receipt of excess cash distributions	(1,798)	—	(4,776)	—	—	6,574
Receipt under tax receivable agreement	(492)	—	(1,327)	—	—	1,819
Equity in earnings	866	—	—	(866)	—	—
Amortization of deferred revenue	—	1,113	—	—	(1,113)	—

Balance as of and for the period ended March 31, 2013	$85,568	$(249,061)	$(6,103)	$(866)	$(2,930)	$10,210

(1)

Amount includes the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire of approximately $2,435.

Below is summary financial information for NCM for the year ended December 27, 2012 (financial information was not yet available for the three months ended March 29, 2013).

Year Ended December 27, 2012
Gross revenues	$448,760
Operating income	$191,839
Net earnings	$101,013

Below is a summary of activity with NCM included in the Company’s consolidated financial statements:

	Investment	Deferred	Distributions	Equity in	Other	Cash
	in NCM	Revenue	from NCM	Earnings	Revenue	Received
Balance as of January 1, 2010	$34,232	$(203,006)
Receipt of common units due to annual common unit adjustment	$30,683	$(30,683)	$—	$—	$—	$—
Change of interest gain due to extraordinary common unit adjustment (2)	271	—	—	—	—	—
Revenues earned under ESA (1)	—	—	—	—	(5,033)	5,033
Receipt of excess cash distributions	(4,753)	—	(19,616)	—	—	24,369
Receipt under tax receivable agreement	(520)	—	(3,742)	—	—	4,262
Equity in earnings	4,463	—	—	(4,463)	—	—
Amortization of deferred revenue	—	3,116	—	—	(3,116)	—

Balance as of and for the period ended December 31, 2010	$64,376	$(230,573)	$(23,358)	$(4,463)	$(8,149)	$33,664

Receipt of common units due to annual common unit adjustment	$9,302	$(9,302)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(5,890)	5,890
Receipt of excess cash distributions	(6,322)	—	(20,023)	—	—	26,345
Receipt under tax receivable agreement	(729)	—	(4,138)	—	—	4,867
Equity in earnings	5,413	—	—	(5,413)	—	—
Amortization of deferred revenue	—	3,565	—	—	(3,565)	—

Balance as of and for the period ended December 31, 2011	$72,040	$(236,310)	$(24,161)	$(5,413)	$(9,455)	$37,102

Receipt of common units due to annual common unit adjustment	$9,137	$(9,137)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(7,112)	7,112
Receipt of excess cash distributions	(6,503)	—	(17,889)	—	—	24,392
Receipt under tax receivable agreement	(967)	—	(2,923)	—	—	3,890
Equity in earnings	4,416	—	—	(4,416)	—	—
Amortization of deferred revenue	—	4,142	—	—	(4,142)	—

Balance as of and for the period ended December 31, 2012	$78,123	$(241,305)	$(20,812)	$(4,416)	$(11,254)	$35,394

(1)

Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.

The tables below present summary financial information for NCM for the periods indicated (information for the year ended December 28, 2012 was not yet available):

	Year Ended
	December 31, 2009	December 30, 2010	December 29, 2011
Gross revenues	$380,667	$427,475	$435,434
Operating income	$168,146	$190,559	$193,716
Net income	$128,531	$139,541	$134,524

	As of
	December 30, 2010	December 29, 2011
Total assets	$425,972	$421,442
Total liabilities	$932,549	$948,938